UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY               11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period:12/31/08

Item 1.  Schedule of Investments.

SouthernSun Funds
Small Cap Fund - Schedule of Investments (Unaudited)
December 31, 2008

	Shares	Market Value
COMMON STOCKS- 96.02%
Apparel Manufacturers - 4.36%
Columbia Sportswear Co.	59,550	$ 2,106,283

Basic Materials - 0.07%
Caraustar Industries, Inc *	78,045	35,901

Chemicals - 5.85%
Arch Chemicals, Inc.	108,420	2,826,509

Coal - 5.79%
James River Coal Co.*	182,500	2,797,725

Construction Services - 8.65%
URS Corp.*	71,850	2,929,324
Chicago Bridge & Iron Co.	124,355	1,249,768
		4,179,092
Diversified Manufacturing - 5.63%
Trinity Industries, Inc.*	172,700	2,721,752

Energy - 4.86%
OGE Energy Corp.	91,300	2,353,714

Environmental Control - 4.45%
Darling International, Inc.*	391,815	2,151,064

Financial Services - 4.73%
Affiliated Managers Group*	54,500	2,284,640

Food Processing - 4.86%
Smithfield Foods, Inc.*	167,000	2,349,690

Machinery - 15.24%
AGCO Corp.*	109,250	2,577,208
Cascade Corp.	93,300	2,785,938
Nordson Corp.	61,900	1,998,751
		7,361,897
Mining - 4.84%
USEC, Inc.*	520,800	2,338,392

Miscellaneous Manufacturing - 4.15%
Koppers Holdings, Inc.	92,690	2,003,958

SouthernSun Funds
Small Cap Fund - Schedule of Investments (Unaudited) (Continued)
December 31, 2008

	Shares	Market Value
Oil & Gas - 3.83%
PetroQuest Energy, Inc.*	274,000	$ 1,852,240

Recreational Products - 5.12%
Polaris Industries, Inc.	86,255	2,471,206

Retail - 5.66%
Tractor Supply Co.*	75,600	2,732,184

Savings & Loans - 4.01%
Washington Federal, Inc.	129,600	1,938,816

Telecommunications Equipment - 3.92%
Newport Corp.*	279,000	1,891,620

TOTAL COMMON STOCKS (Cost $67,352,085)		46,396,683

SHORT TERM INVESTMENTS - 6.62%
Dreyfus International RS Money Market, 1.12%+	3,196,042	3,196,042
(Cost $3,196,042)

TOTAL INVESTMENTS (Cost $70,548,127) - 102.64%		49,592,725
Liabilities in excess of other assets - (2.64)%		(1,273,802)
NET ASSETS - 100.00%		$ 48,318,923
__________
*Non-income producing security.
+Reflects yield at December 31, 2008.

At December 31, 2008, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 360,330
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(21,315,732)
Net unrealized depreciation		$ (20,955,402)

SouthernSun Funds
Small Cap Fund - Schedule of Investments (Unaudited) (Continued)
December 31, 2008

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	46,396,683	0
Level 2 - Other Significant Observable Inputs	3,196,042	0
Level 3 - Significant Unobservable Inputs	0	0
Total	49,592,725	0

*Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

3/2/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

3/2/09

By (Signature and Title)

*/s/ Jim Colantino

       Jim Colantino, Asst. Treasurer

Date

3/2/09